Short Term Borrowings - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Short Term Bank Loans	$ 54,012	$ 15,094
Short-Term Credit Facilities	84,127
Short-Term Credit Facilities, Maturity date	2013-12
Line of credit facility	30,115
Minimum
Short-term Debt [Line Items]
Fixed Interest Rates	6.00%	7.22%
Maximum
Short-term Debt [Line Items]
Fixed Interest Rates	7.22%	7.88%
Bank Borrowings
Short-term Debt [Line Items]
Amount utilized from short-term credit facilities	54,012
Unsecured Debt
Short-term Debt [Line Items]
Short Term Bank Loans	31,540	8,739
Secured Debt | Director and iSoftStone WFOE
Short-term Debt [Line Items]
Short Term Bank Loans	$ 22,472	$ 6,355